                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):    [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Permit Capital, LLC
Address:  One Tower Bridge
          100 Front Street, Suite 900
          West Conshohocken, PA 19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul A. Frick
Title:    Vice President
Phone:    (610) 941-5006

Signature, Place, and Date of Signing:

/s/ Paul A. Frick                West Conshohocken, PA                05/15/09
-----------------------------    ---------------------------    --------------
         [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    No.  Form 13F File Number  Name
    ---  --------------------  ----
    1          28-2635         Gardner Russo & Gardner

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  $118,194
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number      Name
---  ------------------------  ----
2    28-11063                  Permit Capital GP, L.P.

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
COLUMN 1                          COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
--------                       --------------  ---------- --------- ------------------- ---------- -------- ----------------
                                                                                                            VOTING AUTHORITY
                                                            VALUE    SHRS OR  SHR/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                 --------------  ---------- --------- --------- ---- ---- ---------- -------- ---- ------ ----
AMERICAN EXPRESS CO                 COM        025816109       756     55,500  SH         OTHER       2      X
AMERICAN INTL GROUP INC             COM        026874107       282    281,600  SH         OTHER       2      X
AMERICAN TOWER CORP                CL A        029912201     1,522     50,000  SH         OTHER       2      X
BLOUNT INTL INC NEW                 COM        095180105       769    166,374  SH         OTHER       2      X
CITIGROUP INC                       COM        172967101       693    274,100  SH         OTHER       2      X
DELL INC                            COM        24702R101     2,861    301,759  SH         OTHER       2      X
GENERAL ELECTRIC                    COM        369604103     1,978    195,618  SH         OTHER       2      X
GOLDMAN SACHS GROUP INC             COM        38141G104     3,488     32,900  SH         OTHER       2      X
IPASS INC                           COM        46261V108       829    828,668  SH         OTHER       2      X
IRON MTN INC                        COM        462846106     2,041     92,082  SH         OTHER       2      X
JOHNSON & JOHNSON                   COM        478160104     3,966     75,400  SH         OTHER       2      X
LIBERTY MEDIA HOLDG CORP       INT COM SER A   53071M104     1,148    395,923  SH         OTHER       2      X
MCKESSON CORP                       COM        58155Q103       701     20,000  SH         OTHER       2      X
NEWCASTLE INVESTMENT CORP           COM        65105M108        47     71,615  SH         OTHER       2      X
OMNICARE INC.                       COM        681904108       921     37,600  SH         OTHER       2      X
SBA COMMUNICATIONS CORP             COM        78388J106    84,272  3,616,821  SH         OTHER       2      X
SPRINT NEXTEL CORP                  COM        852061100       643    180,000  SH         OTHER       2      X
TELVENT GIT SA                      SHS        E90215109     2,072    159,363  SH         OTHER       2      X
TRANSOCEAN LTD                    REG SHS      H8817H100     2,326     39,530  SH         OTHER       2      X
VODAFONE GROUP PLC             SPONS ADR NEW   92857W209     2,879    165,275  SH         OTHER       2      X
                                                           114,194

ALTRIA GROUP INC                    COM        02209S103       377     23,525  SH         OTHER      1,2     X
BERKSHIRE HATHAWAY INC DEL         CL A        084670108       954         11  SH         OTHER      1,2     X
BROWN FORMAN CORP                  CL A        115637100       237      5,900  SH         OTHER      1,2     X
COMCAST CORP NEW                 CL A SPL      20030N200       397     30,850  SH         OTHER      1,2     X
MARTIN MARIETTA MATLS INC           COM        573284106       412      5,200  SH         OTHER      1,2     X
PHILIP MORRIS INTL INC              COM        718172109       694     19,500  SH         OTHER      1,2     X
SCRIPPS E W CO OHIO              CL A NEW      811054204         4      2,666  SH         OTHER      1,2     X
SCRIPPS NETWORKS INTERACTIVE     CL A COM      811065101       180      8,000  SH         OTHER      1,2     X
WASHINGTON POST CO                 CL B        939640108       225        630  SH         OTHER      1,2     X
WELLS FARGO & CO NEW                COM        949746101       257     18,075  SH         OTHER      1,2     X
UNILEVER NV                     NY SHS NEW     904784709       263     13,425  SH         OTHER      1,2     X
                                                             4,000